UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

EXCHANGE TRADED FUND - 3.4%	Shares		Value
iShares Emerging Markets Local Currency Bond ETF (1)	154,016		$7,067,794
TOTAL EXCHANGE TRADED FUND (Cost $6,916,936)			7,067,794

PURCHASED OPTIONS - 0.3%	Contracts		Value
Put Options - 0.3%
E-mini S&P 500 Futures at $2,100, December 2016	414		724,500
CBOE S&P 500 Index at $2,075, September 2016	202		505
Total Put Options Purchased (Premiums Paid $1,145,975)			725,005

Currency Options - 0.0%	Notional
USD Put / EUR Call at 1.145, October 2016	75,928,385	USD	2,980
Total Currency Options Purchased (Premiums Paid $403,049)			2,980

TOTAL PURCHASED OPTIONS (Cost $1,549,024)			727,985

SHORT-TERM INVESTMENTS - 78.8%	Principal
German Treasury Bills - 9.3% (2) (3)	Amount
(0.733%), 03/15/2017	17,250,000	EUR	19,438,422
Total German Treasury Bills (Cost $19,402,314)			19,438,422

United States Treasury Bills - 69.5% (3)
0.185%, 10/27/2016	20,000,000	USD	19,997,540
0.185%, 11/03/2016	20,000,000	USD	19,996,880
0.271%, 01/19/2017	42,000,000	USD	41,966,610
0.338%, 02/09/2017	10,000,000	USD	9,988,050
0.363%, 03/02/2017	30,000,000	USD	29,955,450
0.450%, 04/27/2017	23,000,000	USD	22,940,361
Total United States Treasury Bills (Cost $144,798,408)			144,844,891

TOTAL SHORT-TERM INVESTMENTS (Cost $164,200,722)			164,283,313

Total Investments (Cost $172,666,682) - 82.5%			172,079,092
Other Assets in Excess of Liabilities - 17.5%			36,396,992
TOTAL NET ASSETS - 100.00%			$208,476,084

(1)	Non-income producing security.
(2)	Foreign issued security.
(3)	Rate quoted is effective yield of position.

The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows*:

Cost of investments	$172,666,682
Gross unrealized appreciation	233,450
Gross unrealized depreciation	(821,040)
Net unrealized depreciation	$(587,590)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  Additional information regarding the Fund is available in the Fund’s most recent Annual Report to Shareholders.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

WRITTEN OPTION - (0.2%)	Contracts	Value
Put Option - (0.2%)
E-mini S&P 500 Futures at $2,000, 12/16/2016	414	$(372,600)
TOTAL WRITTEN OPTION (Premiums Received $541,219)		$(372,600)

FORWARD CURRENCY CONTRACTS (1)

Settlement Date	Currency Delivered	Pay Amount	USD Value September 30, 2016	Currency Received	Receive Amount	USD Value September 30, 2016	Unrealized Appreciation/ (Depreciation)
October 3, 2016	JPY	20,062,430	197,868	USD	198,402	198,402	$534
December 21, 2016	BRL	435,856	130,766	USD	130,000	130,000	(766)
December 21, 2016	CLP	62,035,695	93,678	USD	91,532	91,532	(2,146)
December 21, 2016	EUR	5,510,000	6,213,966	JPY	625,495,200	6,191,923	(22,043)
December 21, 2016	HUF	19,138,613	69,847	USD	70,000	70,000	153
December 21, 2016	IDR	786,851,000	59,536	USD	60,000	60,000	464
December 21, 2016	INR	3,381,090	50,074	USD	50,000	50,000	(74)
December 21, 2016	JPY	1,387,578,425	13,735,963	EUR	12,226,000	13,788,012	52,049
December 21, 2016	KRW	12,250,232,460	11,118,011	USD	10,892,798	10,892,798	(225,213)
December 21, 2016	NOK	1,788,574	223,775	USD	220,000	220,000	(3,775)
December 21, 2016	NZD	5,024,975	3,647,190	USD	3,658,181	3,658,181	10,991
December 21, 2016	PHP	43,580,730	896,609	USD	900,000	900,000	3,391
December 21, 2016	PLN	77,326	20,191	USD	20,000	20,000	(191)
December 21, 2016	SEK	19,789,306	2,316,749	USD	2,341,932	2,341,932	25,183
December 21, 2016	SGD	572,914	420,247	USD	420,000	420,000	(247)
December 21, 2016	TRY	30,030	9,841	USD	10,000	10,000	159
December 21, 2016	TWD	1,247,660	39,896	USD	40,000	40,000	104
December 21, 2016	USD	818,808	818,808	BRL	2,803,916	841,237	22,429
December 21, 2016	USD	565,578	565,578	CLP	384,093,486	580,006	14,428
December 21, 2016	USD	1,932,925	1,932,925	HUF	531,521,403	1,939,793	6,868
December 21, 2016	USD	4,731,516	4,731,516	IDR	63,222,590,604	4,783,671	52,155
December 21, 2016	USD	1,742,041	1,742,041	INR	118,108,546	1,749,195	7,154
December 21, 2016	USD	1,035,492	1,035,492	KRW	1,168,312,860	1,060,332	24,840
December 21, 2016	USD	8,087,243	8,087,243	MXN	157,276,732	8,036,609	(50,634)
December 21, 2016	USD	1,501,001	1,501,001	NOK	12,332,026	1,542,902	41,901
December 21, 2016	USD	633,616	633,616	PHP	30,499,092	627,474	(6,142)
December 21, 2016	USD	676,978	676,978	PLN	2,607,810	680,926	3,948
December 21, 2016	USD	450,888	450,888	RUB	29,852,440	465,589	14,701
December 21, 2016	USD	150,000	150,000	SEK	1,277,232	149,527	(473)
December 21, 2016	USD	870,143	870,143	SGD	1,186,650	870,437	294
December 21, 2016	USD	1,164,837	1,164,837	TRY	3,536,365	1,158,965	(5,872)
December 21, 2016	USD	1,028,404	1,028,404	TWD	32,416,656	1,036,588	8,184
December 21, 2016	USD	349,949	349,949	ZAR	5,064,179	363,068	13,119
December 21, 2016	ZAR	102,565,059	7,353,234	USD	7,434,000	7,434,000	80,766
March 15, 2017	EUR	17,250,000	19,529,616	USD	19,545,975	19,545,975	16,359
							$82,598

(1) J.P. Morgan Securities, Inc. is counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

TOTAL RETURN SWAPS

Counter- party	Referenced Obligation	Rate (paid) received	Termination Date	Notional		Unrealized Appreciation/ (Depreciation)
JPM	JPCMFMIN Index (1)	USD LIBOR 1M +0.54%	4/26/2017	3,981,250	USD	$(235,815)
JPM	JPCMFPEG Index (2)	USD LIBOR 1M +0.55%	4/26/2017	865,748	USD	(11,900)
JPM	JPEBCSMI Index (3)	CHF LIBOR 1M +0.3%	4/25/2017	2,730,816	CHF	(16,652)
JPM	JPTAOBRL Index (4)	BRL CDI +0.5%	8/30/2017	751,418	BRL	(3,728)
JPM	Korea Stock Exchange KOSPI 200 Index	-	12/12/2016	519,534,700	KRW	(6,577)
JPM	S&P 500 Automobiles & Components Industry Group Index	USD LIBOR 1M -0.15%	10/12/2017	(1,055,429)	USD	(12,477)
JPM	S&P 500 Consumer Discretionary Sector Index	USD LIBOR 1M -0.2%	3/9/2017	(6,996,229)	USD	(69,934)
JPM	S&P 500 Health Care Sector Index	USD LIBOR 1M +0.2%	3/9/2017	2,299,238	USD	(23,198)
JPM	S&P 500 Materials Sector Index	USD LIBOR 1M -0.15%	10/12/2017	(1,062,487)	USD	(8,090)
JPM	S&P 500 Technology Hardware & Equipment Industry Group Index	USD LIBOR 1M	10/12/2017	(1,137,736)	USD	(2,836)
JPM	S&P 500 Transportation Industry Group Index	USD LIBOR 1M	10/12/2017	(1,072,921)	USD	(24,240)
JPM	S&P 500 Utilities Sector Index	USD LIBOR 1M +0.15%	9/21/2017	4,916,613	USD	(164,371)
JPM	STOXX Europe 600 Basic Resource Index	EURIBOR 1M -0.6%	4/13/2017	(1,102,146)	EUR	(74,068)
MS	STOXX Europe 600 Basic Resource Index	EURIBOR 1M -0.6%	2/21/2018	(1,150,350)	EUR	(68,885)

TOTAL OF TOTAL RETURN SWAPS						$(722,771)

CREDIT DEFAULT SWAP
Counter- party	Buy / Sell Protection	Reference Entity	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount	Up Front Premium Paid / (Received)	Fair Value	Unrealized (Depreciation)
JPM	Buy	Markit iTraxx Europe Crossover Index	5.00%	6/20/2021	17,730,000 EUR	$(1,241,324)	$(1,596,477)	$(355,153)

TOTAL OF CREDIT DEFAULT SWAP						$(1,241,324)	$(1,596,477)	$(355,153)

Counterparty abbreviations:
JPM - J.P. Morgan Investment Bank
MS - Morgan Stanley

(1) JPCMFMIN Index is a custom basket of mining companies.
(2) JPCMFPEG Index is a custom basket of private equity companies.
(3) JPEBCSMI Index is a custom basket of Swiss stocks.
(4) JPTAOBRL Index is a custom basket of Brazil stocks.

BRL - Brazilian Real
CAD - Canadian Dollar
CDI - Brazil Interbank Deposit Rate
CHF - Swiss Franc
CLP - Chilean Peso
EUR - Euro
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South-Korean Won
MXN - Mexican Peso
NOK - Norwegian Kroner
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Rouble
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish New Lira
TWD - Taiwan Dollar
USD - US Dollar
ZAR - South African Rand

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

FUTURES CONTRACTS
Futures Contracts	Number of Contracts Long (Short)	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Amsterdam Exchanges Index	9	$912,648	October 2016	$11,710
Australia SPI 200 Index	23	2,404,140	December 2016	98,970
Australian 10 Year Government Bond	22	1,650,434	December 2016	31,427
Australian Dollar	9	683,820	December 2016	12,578
Brent Crude (1)	(3)	(149,430)	December 2016	(3,936)
British Pound	(59)	(4,782,319)	December 2016	86,814
CAC 40 Index	62	3,092,025	October 2016	10,190
Canadian 10 Year Government Bond	21	2,364,511	December 2016	5,985
Canadian Dollar	(8)	(608,880)	December 2016	(2,924)
Cocoa (1)	(4)	(109,120)	December 2016	3,467
Coffee 'C' (1)	6	337,838	December 2016	12,037
Copper (1)	(2)	(109,500)	December 2016	(6,230)
Corn (1)	(33)	(538,313)	December 2016	(10,989)
Cotton No. 2 (1)	8	270,920	December 2016	(19,505)
Crude Oil (1)	(4)	(191,320)	November 2016	(5,410)
DAX Index	10	2,917,916	December 2016	23,434
E-mini Dow	7	633,395	December 2016	8,807
E-mini S&P 500	296	31,797,800	December 2016	672,400
Euro FX Currency	(32)	(4,487,600)	December 2016	5,393
EURO STOXX 50 Index	(3)	(100,394)	December 2016	(308)
Euro-BTP Italian Government Bond	(92)	(14,755,097)	December 2016	(51,199)
Euro-Bund	15	2,792,775	December 2016	13,799
Euro-BUXL 30 Year Bond	4	863,816	December 2016	11,588
Feeder Cattle (1)	(4)	(247,850)	November 2016	19,087
Financial Times Stock Exchange 100 Index	44	3,922,257	December 2016	130,825
Financial Times Stock Exchange 250 Index	(88)	(4,054,168)	December 2016	(33,712)
FTSE/MIB Index	3	273,835	December 2016	(5,618)
Gold 100 oz (1)	112	14,851,200	December 2016	(262,182)
Hang Seng China Enterprises Index	104	6,560,002	October 2016	(82,508)
Hang Seng Index	10	1,528,415	October 2016	(12,091)
Hard Red Winter Wheat (1)	(10)	(208,625)	December 2016	7,969
IBEX 35 Index	10	984,891	October 2016	(7,364)
Japanese 10 Year Government Bond	4	6,007,988	December 2016	32,902
Japanese Yen	23	2,853,581	December 2016	20,574
Lean Hogs (1)	(16)	(298,240)	December 2016	43,379
Live Cattle (1)	(6)	(247,500)	December 2016	12,641
London Metal Exchange Copper (1)	(1)	(120,931)	November 2016	(10,346)
London Metal Exchange Lead (1)	6	309,113	November 2016	42,989
London Metal Exchange Nickel (1)	2	124,962	November 2016	2,916
London Metal Exchange Primary Aluminum (1)	(1)	(41,813)	December 2016	(2,453)
London Metal Exchange Tin (1)	5	502,000	November 2016	19,985
London Metal Exchange Zinc (1)	6	353,213	November 2016	17,327
Long Gilt	13	2,202,276	December 2016	(13,872)
Low Sulphur Gas Oil (1)	(5)	(222,875)	November 2016	(10,135)
Mexican Peso	(32)	(816,160)	December 2016	5,285
mini MSCI Emerging Markets Index	214	9,703,830	December 2016	146,201
MSCI Taiwan Stock Index	12	416,160	October 2016	(6,516)
NASDAQ 100 E-mini	7	678,195	December 2016	14,903

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

FUTURES CONTRACTS (Continued)
Futures Contracts	Number of Contracts Long (Short)	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Natural Gas (1)	4	$118,360	November 2016	$(6,200)
New Year Harbor Ultra-Low Sulfur Diesel (1)	(2)	(127,604)	November 2016	(6,294)
New Zealand Dollar	20	1,447,800	December 2016	1,849
OMX Stockholm 30 Index	58	969,506	October 2016	13,280
Palladium (1)	4	287,800	December 2016	11,890
Platinum (1)	2	103,720	January 2017	(1,025)
RBOB Gasoline (1)	(2)	(121,136)	November 2016	(7,288)
Red Spring Wheat (1)	(4)	(101,950)	December 2016	(3,321)
Robusta Coffee (1)	21	422,100	November 2016	27,664
Russell 2000 Mini Index	5	616,850	December 2016	16,513
S&P/Toronto Stock Exchange 60 Index	29	3,794,901	December 2016	70,009
SGX MSCI Singapore Index	10	232,382	October 2016	1,388
SGX Nikkei 225 Index	188	15,466,594	December 2016	(463,940)
Silver (1)	4	383,760	December 2016	(8,501)
Soybean (1)	4	190,050	November 2016	(26,337)
Soybean Meal (1)	(1)	(29,870)	December 2016	(3)
Soybean Oil (1)	3	60,012	December 2016	(285)
Sugar No. 11 (1)	8	209,216	March 2017	18,253
Swiss Franc	(1)	(129,925)	December 2016	(315)
U.S. 2 Year Treasury Note	32	6,994,000	December 2016	9,833
U.S. 10 Year Treasury Note	11	1,448,563	December 2016	(5,584)
U.S. Treasury Long Bond	9	1,526,625	December 2016	(11,900)
U.S. Treasury Long Bond	(6)	(203,661)	December 2016	323
Wheat (1)	(10)	(199,500)	December 2016	13,719
White Sugar (1)	8	241,080	December 2016	15,285
				$637,297

(1) Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
September 30, 2016 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of September 30, 2016, were $5,562,052, which represented 2.67% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2016:
Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Exchange Traded Fund	$7,067,794	$-	$-	$7,067,794
Purchased Options	724,500	3,485	-	727,985
Short-Term Investments	-	164,283,313	-	164,283,313
Total Investments	$7,792,294	$164,286,798	$-	$172,079,092

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(372,600)	$-	$-	$(372,600)
Forward Currency Contracts *	82,598	-	-	82,598
Total Return Swaps *	(722,771)	-	-	(722,771)
Credit Default Swap *	-	(355,153)	-	(355,153)
Future Contracts *	637,297	-	-	637,297
Total Other Financial Instruments	$(375,476)	$(355,153)	$-	$(730,629)

* Forward Currency Contracts, Total Return and Credit Default Swaps, and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
  Christopher E. Kashmerick, President and Principal Executive Officer

Date  November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  November 16, 2016